Basis of Presentation and Accounting (Details) - USD ($)	4 Months Ended	6 Months Ended
	May 31, 2021	Jun. 30, 2021	Jul. 09, 2021
Basis of Presentation and Accounting
Interest and other bank charges	$ 515	$ 893
Foreign currency transaction loss	10	1,135
Total impact of accumulated deficit	$ (525)	(2,028)
Advance of equity contribution		$ 1,600,000	$ 1,600,000